UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415 677 5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA/USA     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $144,613 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLOS THERAPEUTICS INC          COM             019777101     6831  1123585 SH       DEFINED                        1123585
ALTUS PHARMACEUTICALS INC       COM             02216N105     2357   518040 SH       DEFINED                         518040
AMGEN INC                       COM             031162100     6267   150000 SH  PUT  DEFINED                         150000
AUXILIUM PHARMACEUTICALS INC    COM             05334D107     4679   175000 SH       DEFINED                         175000
BIODEL INC                      COM             09064M105     3492   321800 SH       DEFINED                         321800
BIOMARIN PHARMACEUTICAL INC     COM             09061G101     6993   197700 SH       DEFINED                         197700
CEPHALON INC                    COM             156708109     2962    46000 SH  CALL DEFINED                          46000
ENZO BIOCHEM INC                COM             294100102     4584   504342 SH       DEFINED                         504342
ILLUMINA INC                    COM             452327109    13305   175300 SH       DEFINED                         175300
ILLUMINA INC                    COM             452327109     7043    92800 SH  CALL DEFINED                          92800
IMCLONE SYS INC                 COM             45245W109     6893   162500 SH       DEFINED                         162500
INCYTE CORP                     COM             45337C102     3468   330000 SH       DEFINED                         330000
LEMAITRE VASCULAR INC           COM             525558201     2084   641159 SH       DEFINED                         641159
MEDAREX INC                     COM             583916101     3931   444200 SH       DEFINED                         444200
MILLENNIUM PHARMACEUTICALS I    COM             599902103     1855   120000 SH  CALL DEFINED                         120000
MILLENNIUM PHARMACEUTICALS I    COM             599902103     3259   210829 SH       DEFINED                         210829
NEKTAR THERAPEUTICS             COM             640268108     3140   452521 SH       DEFINED                         452521
NMT MED INC                     COM             629294109     1238   318170 SH       DEFINED                         318170
NXSTAGE MEDICAL INC             COM             67072V103     3608   835109 SH       DEFINED                         835109
PHARMATHENE INC                 COM             71714G102      152    49100 SH       DEFINED                          49100
RESMED INC                      COM             761152107     2446    58000 SH       DEFINED                          58000
SAVIENT PHARMACEUTICALS INC     COM             80517Q100     6785   339272 SH       DEFINED                         339272
SCHERING PLOUGH CORP            COM             806605101     5051   350500 SH       DEFINED                         350500
THORATEC CORP                   COM NEW         885175307     7185   502795 SH       DEFINED                         502795
TOMOTHERAPY INC                 COM             890088107     4629   322605 SH       DEFINED                         322605
WRIGHT MED GROUP INC            COM             98235T107    12507   518109 SH       DEFINED                         518109
XENOPORT INC                    COM             98411C100     5616   138762 SH       DEFINED                         138762
ZIMMER HLDGS INC                COM             98956P102    12253   157370 SH       DEFINED                         157370